Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled
The following tables show the analysis of financial assets and liabilities the Bank expects to recover and settle as of December 31, 2019 and 2018:

12/31/2019	Without due date	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Assets
Cash and deposits in banks	100,680,063
Debt securities at fair value through profit or loss		500,038	523,182	207,944	45,863	1,277,027	4,000,528	397,453	4,397,981
Derivative instruments		50,685				50,685		565,217	565,217
Repo transactions		1,087,916				1,087,916
Other financial assets	2,782,280	1,895,941	2,166	284,621		2,182,728		1,198,882	1,198,882
Loans and other financing	2,922,412	91,584,374	21,845,603	14,935,811	16,620,476	144,986,264	26,742,049	46,247,089	72,989,138
Other debt securities		46,629,646	3,320,546	3,585,245	10,004,956	63,540,393	260,762	712,260	973,022
Financial assets delivered as guarantee	9,596,252	1,077,082				1,077,082
Equity instruments at fair value through profit or loss	2,616,728

Total assets	118,597,735	142,825,682	25,691,497	19,013,621	26,671,295	214,202,095	31,003,339	49,120,901	80,124,240

Liabilities
Deposits	142,745,235	90,728,654	25,189,418	3,212,952	937,365	120,068,389	41,350	10,380	51,730
Derivative instruments		293,136	341,147	134,449		768,732
Repo transactions		1,002,511				1,002,511
Other financial liabilities		21,067,471	95,375	103,374	162,933	21,429,153	312,894	427,561	740,455
Financing received from the BCRA and other financial institutions		1,027,593	816,684	136,171	79,319	2,059,767	147,466	38,571	186,037
Issued corporate bonds		188,928		61,191		250,119	2,434,000	2,840,920	5,274,920
Subordinated corporate bonds				353,663		353,663		23,958,000	23,958,000

Total liabilities	142,745,235	114,308,293	26,442,624	4,001,800	1,179,617	145,932,334	2,935,710	27,275,432	30,211,142

12/31/2018	Without due date	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Assets
Cash and deposits in banks	115,012,597
Debt securities at fair value through profit or loss		1,409,584	450,619	399,144	326,040	2,585,387	403,556	1,064,859	1,468,415
Derivative instruments		24,361	2,241			26,602
Other financial assets	2,578,534	1,769,832	11,668	152,355		1,933,855	101,851		101,851
Loans and other financing	1,931,654	78,780,944	31,305,123	30,270,858	32,330,745	172,687,670	29,765,839	71,226,626	100,992,465
Other debt securities		85,644,351	4,227	1,276,420		86,924,998	11,156,908	1,268,828	12,425,736
Financial assets delivered as guarantee	10,112,433	280,660				280,660
Equity instruments at fair value through profit or loss	79,249

Total assets	129,714,467	167,909,732	31,773,878	32,098,777	32,656,785	264,439,172	41,428,154	73,560,313	114,988,467

12/31/2018	Without due date	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Liabilities
Deposits	159,051,684	144,652,292	49,947,663	10,500,363	1,788,986	206,889,304	88,974	19,529	108,503
Derivative instruments		1,568		538		2,106
Repo transactions		253,003				253,003
Other financial liabilities		23,276,499	27,572	12,623	17,729	23,334,423	29,186	195,521	224,707
Financing received from the BCRA and other financial institutions		651,149	1,396,453	1,621,848	680,349	4,349,799	96,791	165,249	262,040
Issued corporate bonds		362,903		107,446		470,349		9,339,868	9,339,868
Subordinated corporate bonds				253,927		253,927		23,264,203	23,264,203

Total liabilities	159,051,684	169,197,414	51,371,688	12,496,745	2,487,064	235,552,911	214,951	32,984,370	33,199,321